EMPLOYEES - Aggregate remuneration comprised (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
EMPLOYEES
Directors and employees | employee	30	82	26
Aggregate remuneration
Wages and salaries	$ 6,017	$ 11,051	$ 3,042
Social security costs	250	799	265
Pension costs	163	37	33
Share based payments	3,892	6,096	1,825
Employee benefits expense	$ 10,322	$ 17,983	$ 5,165